Revenue (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of disaggregated revenue

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	to January 31, 2021	to August 27, 2020	January 31, 2020
SaaS and subscription services	$208,229	$97,406	$69,698	$188,925	$350,816
Professional services	11,028	5,088	3,552	8,747	14,795
Virtual, on-demand and classroom	132,586	—	—	—	—
Total net revenues (1)	$351,843	$102,494	$73,250	$197,672	$365,611

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	to January 31, 2021	to August 27, 2020	January 31, 2020
Revenue:
United States	$212,055	$77,488	$55,751	$155,333	$279,883
Other Americas	24,922	5,197	3,237	5,784	16,473
Europe, Middle East and Africa	102,982	14,283	10,354	26,159	49,288
Asia-Pacific	11,884	5,526	3,908	10,396	19,967
Total net revenues (1)	$351,843	$102,494	$73,250	$197,672	$365,611

Schedule of deferred revenue

Deferred revenue activity for the periods through January 31, 2022 was as follows (in thousands):

Deferred revenue at January 31, 2021 (Predecessor (SLH))	$203,192
Billings deferred	67,458
Recognition of prior deferred revenue	(102,494)
Deferred revenue at June 11, 2021 (Predecessor (SLH))	$168,156

Acquisition of Skillsoft and GK	206,057
Billings deferred	400,871
Recognition of prior deferred revenue	(351,843)
Acquisition of Pluma	5,864
Deferred revenue at January 31, 2022 (Successor)	$260,949

Schedule of deferred contract acquisition costs

Deferred contract acquisition cost activity for the periods through January 31, 2022 was as follows (in thousands):

Deferred contract acquisition costs at January 31, 2021 (Predecessor (SLH))	$5,549
Contract acquisition costs	4,456
Recognition of contract acquisition costs	(4,277)
Deferred contract acquisition costs at June 11, 2021 (Predecessor (SLH))	5,728

Deferred contract acquisition costs at June 12, 2021 (Successor)	—
Contract acquisition costs	25,062
Recognition of contract acquisition costs	(11,814)
Deferred contract acquisition costs at January 31, 2022 (Successor)	$13,248